Expense Example, No Redemption - Prospectus #1	Calvert High Yield Bond Fund Class A 1 Year	Calvert High Yield Bond Fund Class A 3 Years	Calvert High Yield Bond Fund Class A 5 Years	Calvert High Yield Bond Fund Class A 10 Years	Calvert High Yield Bond Fund Class C 1 Year	Calvert High Yield Bond Fund Class C 3 Years	Calvert High Yield Bond Fund Class C 5 Years	Calvert High Yield Bond Fund Class C 10 Years	Calvert High Yield Bond Fund Class I 1 Year	Calvert High Yield Bond Fund Class I 3 Years	Calvert High Yield Bond Fund Class I 5 Years	Calvert High Yield Bond Fund Class I 10 Years	Calvert High Yield Bond Fund Class R6 1 Year	Calvert High Yield Bond Fund Class R6 3 Years	Calvert High Yield Bond Fund Class R6 5 Years	Calvert High Yield Bond Fund Class R6 10 Years	Calvert Income Fund Class A 1 Year	Calvert Income Fund Class A 3 Years	Calvert Income Fund Class A 5 Years	Calvert Income Fund Class A 10 Years	Calvert Income Fund Class C 1 Year	Calvert Income Fund Class C 3 Years	Calvert Income Fund Class C 5 Years	Calvert Income Fund Class C 10 Years	Calvert Income Fund Class I 1 Year	Calvert Income Fund Class I 3 Years	Calvert Income Fund Class I 5 Years	Calvert Income Fund Class I 10 Years	Calvert Short Duration Income Fund Class A 1 Year	Calvert Short Duration Income Fund Class A 3 Years	Calvert Short Duration Income Fund Class A 5 Years	Calvert Short Duration Income Fund Class A 10 Years	Calvert Short Duration Income Fund Class C 1 Year	Calvert Short Duration Income Fund Class C 3 Years	Calvert Short Duration Income Fund Class C 5 Years	Calvert Short Duration Income Fund Class C 10 Years	Calvert Short Duration Income Fund Class I 1 Year	Calvert Short Duration Income Fund Class I 3 Years	Calvert Short Duration Income Fund Class I 5 Years	Calvert Short Duration Income Fund Class I 10 Years	Calvert Short Duration Income Fund Class R6 1 Year	Calvert Short Duration Income Fund Class R6 3 Years	Calvert Short Duration Income Fund Class R6 5 Years	Calvert Short Duration Income Fund Class R6 10 Years
USD ($)	475	692	926	1,597	180	561	968	1,906	79	250	437	976	73	231	404	905	467	663	876	1,486	172	533	918	1,799	70	221	384	859	350	513	690	1,202	154	479	828	1,609	52	166	290	652	47	148	258	579